SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2020
SHARE-BASED COMPENSATION
Summary of the Company's restricted shares award ("RSUs") issued under 2011 Plan

	Number of	Weighted average grant
	ordinary shares	date fair value
		(US$)

Outstanding, January 1, 2018	2,223,468	0.14

Granted	480,000	0.07
Vested	(1,503,212)	0.35
Forfeited	(560,256)	0.43

Outstanding, December 31, 2018	640,000	0.07

Granted	—
Vested	(320,000)	0.07
Forfeited	(160,000)	0.07

Outstanding, December 31, 2019	160,000	0.07

Granted	—
Vested	(160,000)	0.07
Forfeited	—

Outstanding, December 31, 2020	—

Schedule of total compensation expense relating to all options and RSUs recognized

	For the years ended December 31,
	2018	2019	2020
	(RMB)’000	(RMB)’000	(RMB)’000	(US$)’000
Cost of revenues	551	211	79	11
Sales and marketing expenses	220	83	32	5
General and administration expenses	2,262	1,114	367	53
Research and development expenses	1,124	483	176	26

	4,157	1,891	654	95

Employees
SHARE-BASED COMPENSATION
Summary of entity's share option activity

			Weighted
		Weighted	average
		average	remaining	Aggregate
	Number of	Exercise	contractual	intrinsic
	options	price	term	value
		(US$)	(Years)	(US$’000)

Outstanding, January 1, 2018	25,113,357	0.14	7.26	586

Granted	17,600,000	0.06
Exercised	(1,096,896)	0.08
Forfeited	(4,247,232)	0.06

Outstanding, December 31, 2018	37,369,229	0.11	7.81	2

Exercisable at December 31, 2018	16,222,688	0.17	5.93	2

Granted	—	—
Exercised	(44,000)	0.08
Forfeited	(6,143,024)	0.16

Outstanding, December 31, 2019	31,182,205	0.10	7.23	1.35

Exercisable at December 31, 2019	20,119,147	0.10	7.10	1.35

Granted	—	—
Exercised	—	—
Forfeited	(9,945,152)	0.08

Outstanding, December 31, 2020	21,237,053	0.11	5.40	—

Exercisable at December 31, 2020	13,529,251	0.11	5.40	—